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1933 Act File No. 002-73024
1940 Act File No. 811-03213

January 28, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nationwide Variable Insurance Trust (the “Trust”)

SEC File Nos. 002-73024 and 811-03213

Definitive Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, definitive Notice of Special Meeting of Shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Trust in connection with a special meeting of shareholders that is scheduled to be held on March 21, 2011.

Please direct any inquiries regarding this filing to my attention at (202) 419-8402 or in my absence, Prufesh R. Modhera, Esquire at (202) 419-8417.

Very truly yours,

/s/ Christopher J. Zimmerman
Christopher J. Zimmerman, Esq.